Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of changes in the carrying amount of goodwill

	December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	449,357	456,976
Foreign currency translation adjustments	7,619	6,820
Balance at the end of the year	456,976	463,796